Financial Risk Management - Additional Information (Detail) - USD ($)		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial Risk Management (Textual)
Cash and cash equivalents	$ 3,718,758	$ 3,718,758	$ 4,973,378	$ 2,152,233	$ 5,971,995	$ 6,586,014
Credit risk, financial instrument maximum exposure	26,187
Foreign exchange risk [Member]
Financial Risk Management (Textual)
Financial risk, accounts payable and accrued liabilities	178,327	$ 178,327
Maximum exposure of financial currency due to exchange rates, description		Foreign exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. If foreign exchange rates were to fluctuate within +/-10%of the closing rate at year-end, the maximum exposure is $13,865.
Maximum exposure of interest rate risk, description		The Company's cash balance currently earns interest at standard bank rates. If interest rates were to fluctuate within +/-10% of the closing rate at year end the impact of the Company's interest-bearing accounts will be not be significant due to the current low market interest rates.
Liquidity Risk [Member]
Financial Risk Management (Textual)
Liquidity risk maximum exposure	$ 2,069,725